CONSOLIDATED FINANCIAL STATEMENT DETAILS - Schedule of Cash and Restricted Cash (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 316,305	$ 110,011	$ 3,245	$ 1,939	$ 985
Restricted cash included in other current assets	223	26	22	24	23
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$ 316,528	$ 110,037	$ 3,267	$ 1,963	$ 1,008